Borrowings and lease liabilities, Components of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current liabilities [abstract]
Current liabilities	$ 192	$ 60,484
Non-current liabilities [abstract]
Non-current liabilities	1,256	47,803
Liabilities	1,448	108,287
Mining Hardware Finance [Member]
Current liabilities [abstract]
Current borrowings before capitalized borrowing costs	0	61,988
Capitalized borrowing costs, current	0	(1,774)
Non-current liabilities [abstract]
Non-current borrowings before capitalized borrowing costs	0	47,421
Capitalized borrowing costs, non current	0	(803)
Mining Hardware Finance Accrued Interest [Member]
Current liabilities [abstract]
Current liabilities	0	189
Lease Liability [Member]
Current liabilities [abstract]
Current liabilities	192	81
Non-current liabilities [abstract]
Non-current liabilities	$ 1,256	$ 1,185